Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 12 – RELATED PARTY TRANSACTIONS

In addition to several of the Company’s officers and directors, the Company conducted transactions with the following related parties:

Company	Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties.

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi.

Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang.

Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties.

Revenue from Related Parties

Pursuant to the Cooperation and Development Agreement discussed below, the Company generated sales from its related party company, Yew Pharmaceutical.  For the three and nine months ended September 30, 2012 and 2011, the Company recorded revenues from this related party, as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
Name of related party	2012	2011	2012	2011
Yew pharmaceutical	$442,467	$251,876	$602,159	$1,169,688
Total	$442,467	$251,876	$602,159	$1,169,688

At September 30, 2012 and December 31, 2011, the Company did not have any accounts receivable from Yew Pharmaceutical.

Cooperation and Development Agreement

On January 9, 2010, the Company entered into a Cooperation and Development Agreement (the “Development Agreement”) with Yew Pharmaceutical. Pursuant to the Development Agreement, for a period of ten years expiring on January 9, 2020, the Company shall supply cultivated yew raw materials to Yew Pharmaceutical that will be used by Yew Pharmaceutical to make traditional Chinese medicines and other pharmaceutical products, at price of RMB 1,000,000 (approximately $158,000) per metric ton. For the three months ended September 30, 2012 and 2011, sales to Yew Pharmaceutical under the Development Agreement amounted to $442,467 and $251,876, respectively. For the nine months ended September 30, 2012 and 2011, sales to Yew Pharmaceutical under the Development Agreement amounted to $600,558 and $1,169,688, respectively. At September 30, 2012 and December 31, 2011, the Company did not have any accounts receivable from Yew Pharmaceutical.

Purchases

For the three and nine months ended September 30, 2012 and 2011, the Company did not make any material purchases from its related party companies. At September 30, 2012 and December 31, 2011, there were no accounts payable amounts related to related parties.

Operating leases

On March 25, 2005, the Company entered into an Agreement for the Lease of Seedling Land with ZTC (the “ZTC Lease”). Pursuant to the ZTC Lease, the Company leased 361 mu of land from ZTC for a period of 30 years, expiring on March 24, 2035. Annual payments under the ZTC Lease are RMB 162,450 (approximately $25,400). The payment for the first five years of the ZTC Lease was due prior to December 31, 2010 and beginning in 2011, the Company is required to make full payment for the land use rights in advance for each subsequent five-year period. For the three months ended September 30, 2012 and 2011, rent expense related to the ZTC Lease amounted to $6,414 and $6,323, respectively. For the nine months ended September 30, 2012 and 2011, rent expense related to the ZTC Lease amounted to $19,255 and $18,727, respectively. At September 30, 2012, prepaid rent to ZTC amounted to $64,118. At December 31, 2011, amounts due under the ZTC lease amounted to $172,284, and are included in due to related parties on the accompanying consolidated balance sheets.

On December 3, 2008, the Company entered into a lease for retail space in Harbin with Madame Qi (the “Store Lease”). Pursuant to the Store Lease, no payment was due for the first year and an annual payment of RMB 12,000 (approximately $1,875) is due for each of the second and third years thereof. The term of the Store Lease is three years and expired on December 3, 2011. On November 15, 2011, the Company renewed the Store Lease. Pursuant to the renewed Store Lease, the annual rent is RMB 15,600 (approximately $2,359) and the annual payment is due by May 30 of each year. The term of the renewed Store Lease is 3 years and expires on December 1, 2014. For the three months ended September 30, 2012 and 2011, rent expense related to the Store Lease amounted to $616 and $467, respectively. For the nine months ended September 30, 2012 and 2011, rent expense related to the Store Lease amounted to $1,849 and $1,383, respectively. At September 30, 2012, prepaid rent to Madame Qi amounted to $411.

On January 1, 2010, the Company entered into a lease for office space with Mr. Wang (the “Office Lease”). Pursuant to the Office Lease, annual payments of RMB 15,000 (approximately $2,400) are due for each of the term. The term of the Office Lease is 15 years and expires on December 31, 2025. For the three months ended September 30, 2012 and 2011, rent expense related to the Office Lease amounted $592 and $584, respectively. For the nine months ended September 30, 2012 and 2011, rent expense related to the Office Lease amounted $1,778 and $1,729, respectively.

On July 1, 2012, the Company entered into a lease for office space with Mr. Wang (the “Far East Office Lease”). Pursuant to the Far East Office Lease, JSJ leases approximately 30 square meter of office space from Mr. Wang in Harbin. Rent under the Far East Office Lease is RMB 10,000 (approximately $1,600) annually. The term of the Far East Office Lease is three years and expires on June 30, 2015.For the three and nine months ended September 30, 2012, rent expense related to the Far East Office Lease amounted $395. At September 30, 2012, prepaid rent to Mr. Wang related to the Far East Office Lease amounted to $2,763.

At September 30, 2012, the total prepaid rent for above operating lease amounted to $67,292 which was included in prepaid rent – related parties on the accompanying consolidated balance sheets.

Future minimum rental payments required under the related party operating leases are as follows:

Twelve-month periods ending September 30:
2013	$32,057
2014	32,057
2015	29,610
2016	28,015
2017	28,015
Thereafter	468,366
Total	$618,120

Due to/due from related parties

The Company also received from and provided advances to its officers and directors and related parties. These advances are unsecured and payable on demand. The due to/due from related party amount at September 30, 2012 and December 31, 2011 is as follows:
	Due to related party
Name of related party	September 30, 2012	December 31, 2011
Zhiguo Wang	$54,409	$31,357
Yew Pharmaceutical	-	62,847
Madame Qi	1,689	-
ZTC	-	172,284
Total	$56,098	$266,488

Research and Development Agreement

The Company entered into a Technology Development Service Agreement dated January 1, 2010 (the “Technology Agreement”) with Kairun. The term of the Technology Agreement was two years. Under the Technology Agreement, Kairun provides the Company with testing and technologies regarding utilization of yew trees to extract taxol and develop higher concentration of taxol in the yew trees the Company grow and cultivate. For these services, the Company agreed to pay Kairun RMB 200,000 after the technologies developed by Kairun are tested and approved by the Company. The Company will retain all intellectual property rights in connection with the technologies developed by Kairun. Kairun may not provide similar services to any other party without the Company’s prior written consent. In February 2012, we entered into a supplemental agreement with Kairun, extending the term of the Technology Agreement indefinitely until project results specified in the original Technology Agreement have been achieved. Kairun is owned directly and indirectly primarily by Mr. Wang and Madame Qi. As of September 30, 2012, Kairun has not yet completed the services provided for in the Technology Agreement and, therefore, no payment was made to Kairun.

NOTE 10 — RELATED PARTY TRANSACTIONS

In addition to several of the Company’s officers and directors, the Company conducted transactions with the following related parties:

Company	Ownership
Heilongjiang Zishan Technology Stock Co., Ltd. (“ZTC”)
18% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., 39% owned by Zhiguo Wang, Chairman and Chief Executive Officer, 31% owned by Guifang Qi, the wife of Mr. Wang and Director of the Company, and 12% owned by third parties

Heilongjiang Yew Pharmaceuticals, Co., Ltd. (“Yew Pharmaceutical”)	95% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 5% owned by Madame Qi

Shanghai Kairun Bio-Pharmaceutical Co., Ltd. (“Kairun”)	60% owned by Heilongjiang Zishan Technology Co., Ltd., 20% owned by Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd., and 20% owned by Mr. Wang

Heilongjiang Hongdoushan Ecology Forest Stock Co., Ltd. (“HEFS”)	63% owned by Mr. Wang, 34% owned by Madame Qi, and 3% owned by third parties

Revenue from Related Parties

Pursuant to the Cooperation and Development Agreement discussed below, the Company generated sales from its related party company, Yew Pharmaceutical. For the years ended December 31, 2011 and 2010, the Company recorded revenues to this related party as follows:

Name of Related Party	Revenues
	2011	2010
Yew Pharmaceutical	$1,396,613	$1,338,871
Total	$1,396,613	$1,338,871

At December 31, 2011 and 2010, the Company did not have any accounts receivable from Yew Pharmaceutical.

Cooperation and Development Agreement

On January 9, 2010, the Company entered into a Cooperation and Development Agreement (the “Development Agreement”) with Yew Pharmaceutical. Pursuant to the Development Agreement, for a period of ten years expiring on January 9, 2020, the Company shall supply cultivated yew raw materials to Yew Pharmaceutical that will be used by Yew Pharmaceutical to make TCM and other pharmaceutical products, at price of RMB 1,000,000 (approximately $156,000) per metric ton. For the years ended December 31, 2011 and 2010, sales to Yew Pharmaceutical amounted to $1,396,613 and $1,338,871, respectively. At December 31, 2011 and 2010, the Company did not have any accounts receivable from Yew Pharmaceutical.

Purchases

For the years ended December 31, 2011 and 2010, the Company made purchases in the amount of $3,398 and $1,792,035, respectively, of yew seedlings from ZTC. At December 31, 2011 and 2010, there was no accounts payable amount due to ZTC related to the purchases.

Operating leases

On March 25, 2005, the Company entered into an Agreement for the Lease of Seedling Land with ZTC (the “ZTC Lease”). Pursuant to the ZTC Lease, the Company leased 361 mu of land from ZTC for a period of 30 years, expiring on March 24, 2035. Annual payments under the ZTC Lease are RMB 162,450 (approximately $25,400). The payment for the first five years of the ZTC Lease was due prior to December 31, 2010 and beginning in 2011, the Company is required to make full payment for the land use rights in advance for each subsequent five-year period. For the years ended December 31, 2011 and 2010, rent expense related to the ZTC Lease amounted to $25,095 and $23,965, respectively. At December 31, 2011 and 2010, amounts due under the ZTC lease amounted to $172,284 and $141,276, respectively, and are included in due to related parties on the accompanying balance sheets.

On December 3, 2008, the Company entered into a lease for retail space in Harbin with Madame Qi (the “Store Lease”). Pursuant to the Store Lease, no payment was due for the first year and an annual payment of RMB 12,000 (approximately $1,875) is due for each of the second and third years thereof. The term of the Store Lease is three years and expired on December 3, 2011. On November 15, 2011, the Company renewed the Store Lease. Pursuant to the renewed Store Lease, the annual rent is RMB 15,600 (approximately $2,359) and the annual payment is due by May 30 of each year. The term of the renewed Store Lease is 3 years and expires on December 1, 2014. For the years ended December 31, 2011 and 2010, rent expense related to the Store Lease amounted to $1,854 and $1,770, respectively.

On January 1, 2010, the Company entered into a lease for office space with Mr. Wang (the “Office Lease”). Pursuant to the Office Lease, annual payments of RMB 15,000 (approximately $2,400) are due for each of the term. The term of the Office Lease is 15 years and expires on December 31, 2025. For the years ended December 31, 2011 and 2010, rent expense related to the Office Lease amounted $2,317 and $2,213, respectively.

Future minimum rental payments required under the related party operating leases are as follows:

Years Ending December 31:
2012	$30,331
2013	30,331
2014	30,331
2015	27,880
2016	27,880
Thereafter	487,018
Total	$633,771

Due to/due from related parties

The Company also received from and provided advances to its officers and directors and related parties. These advances are unsecured and payable on demand.

The due to/due from related parties amount at December 31, 2011 and 2010 is as follows:

Name of Related Party	Due from related parties		Due to related parties
	2011	2010	2011	2010
Zhiguo Wang	$—	$57,131	$31,357	$—
Yew Pharmaceutical	—	—	62,847	—
ZTC	—	—	172,284	141,276
Total	$—	$57,131	$266,488	$141,276

Research and Development Agreement

The Company entered into a Technology Development Service Agreement dated January 1, 2010 (the “Technology Agreement”) with Kairun. The term of the Technology Agreement was two years. Under the Technology Agreement, Kairun provides the Company with testing and technologies regarding utilization of yew trees to extract taxol and develop higher concentration of taxol in the yew trees the Company grow and cultivate. For these services, the Company agreed to pay Kairun RMB 200,000 after the technologies developed by Kairun are tested and approved by the Company. The Company will retain all intellectual property rights in connection with the technologies developed by Kairun. Kairun may not provide similar services to any other party without the Company’s prior written consent. As of December 31, 2011, Kairun did not complete the service and no payment was made to Kairun. Accordingly, in February 2012, the Company entered into a supplemental agreement with Kairun, extending the term of the Technology Agreement indefinitely until project results specified in the original Technology Agreement have been achieved. Kairun is owned directly and indirectly primarily by Mr. Wang and Madame Qi.